Asset Retirement Obligations - Summary of Asset Retirement Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposals and retirements, property, plant and equipment [abstract]
At beginning of the year	¥ 132,780	¥ 131,546	¥ 125,392
Net liabilities incurred, including reassessment	2,026	(2,220)	2,981
Liabilities settled	(2,427)	(2,034)	(2,012)
Accretion expense (Note 10)	5,525	5,678	5,453
Currency translation differences	31	(190)	(268)
At end of the year	¥ 137,935	¥ 132,780	¥ 131,546